Short-Term Investments - Schedule of Fair Value of Common Shares (Details) - USD ($)		3 Months Ended	12 Months Ended
		Jan. 31, 2025	Oct. 31, 2024
Polyrizon Ltd. – shares and warrants [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[1]	$ 289,388
Additions	[1]		350,400
Disposals	[1]	(82,960)
Changes in fair value	[1]	(71,705)	(61,012)
Ending shares	[1]	134,723	289,388
Short-term Investment [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares		289,388	86,112
Additions			350,400
Disposals		(82,960)	(78,500)
Changes in fair value		(71,705)	(68,624)
Ending shares		134,723	289,388
Xylo Technologies Ltd. – shares [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[2]		86,112
Additions	[2]
Disposals	[2]		(78,500)
Changes in fair value	[2]		(7,612)
Ending shares	[2]

[1]

On October 30, 2024, the Company subscribed for 80,000 shares and 240,000 warrants (“Polyrizon Warrants”) of Polyrizon Ltd. (“Polyrizon”) in Polyrizon’s initial public offering on the Nasdaq at a cost of $350,400. Each Polyrizon Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $4.38 per share. The Polyrizon Warrants expire on October 29, 2029.

During November 2024, the Company sold all the shares of Polyrizon, for total proceeds of $82,960.

The fair value of the Polyrizon Warrants as of January 31, 2025, was $134,723 based on the Block-Scholes option pricing model, using the following assumptions: risk-free rate of 4.36%, share price of $1.15, exercise price of $4.38, expected life of 4.75 years and volatility of 92%.

[2]	Pursuant to the Share Exchange Agreement with Xylo Technologies Ltd. (formerly known as Medigus Ltd.) (“Xylo”), on February 14, 2022, the Company received 27,778 ordinary shares of Xylo. The investment cost of the share was $501,938.